Commitments for expenditure (Tables)	12 Months Ended
Dec. 31, 2017
Commitments for expenditure
Schedule of purchase commitments

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Commitments for the facility construction	484,468	239,759	165,274
Commitments for the acquisition of property, plant and equipment	476,132	800,597	1,146,275
Commitments for the acquisition of intangible assets	5,596	5,491	29,392
	966,196	1,045,847	1,340,941

Summary of future minimum lease payments under non-cancellable operating leases

	12/31/17	12/31/16
	USD’000	USD’000
Within one year	91,181	23,483
Later than one year but not later than five years	203,684	45,989
	294,865	69,472